Note 25 - Subsequent Events (Details Textual) $ / shares in Units, $ in Thousands			1 Months Ended	2 Months Ended	6 Months Ended		12 Months Ended
	Jul. 12, 2023 USD ($)	Jul. 03, 2023 $ / shares	Jul. 31, 2023 USD ($)	Aug. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares
Payments to Acquire Lease Receivables					$ 7,590	$ 53,163
Treasury Stock, Shares, Acquired (in shares) | shares					3,470,587		4,736,702
Treasury Stock, Value, Acquired, Cost Method					$ 31,161	$ 52,356	$ 60,095
Common Stock [Member]
Treasury Stock, Shares, Acquired (in shares) | shares					(0)	(0)
Treasury Stock, Value, Acquired, Cost Method					$ (0)	$ (0)
Common Stock [Member] | Forecast [Member]
Treasury Stock, Shares, Acquired (in shares) | shares				2,797,221
Treasury Stock, Value, Acquired, Cost Method				$ 28,839
Subsequent Event [Member] | Neptune Maritime Leasing Limited (“NML”) [Member]
Vessels Under Sale and Bareboat Agreements			5
Subsequent Event [Member] | Neptune Maritime Leasing Limited (“NML”) [Member] | Loan Agreement to Finance Part of Acquisition Cost of Four Vessels [Member] | Loans Payable [Member]
Debt Instrument, Face Amount	$ 36,000
Proceeds from Issuance of Long-term Debt, Total	$ 36,000
Subsequent Event [Member] | Neptune Maritime Leasing Limited (“NML”) [Member] | Maximum [Member]
Direct Financing Lease, Net Investment in Lease, before Allowance for Credit Loss			$ 71,200
Subsequent Event [Member] | Four Leaseback Vessels [Member] | Neptune Maritime Leasing Limited (“NML”) [Member]
Number of Chemical Oil Tanker			4
Payments to Acquire Lease Receivables			$ 40,000
Lessor, Direct Financing Lease, Term of Contract (Year)			5 years
Subsequent Event [Member] | Each Leaseback Vessel [Member] | Neptune Maritime Leasing Limited (“NML”) [Member]
Payments to Acquire Lease Receivables			$ 10,000
Subsequent Event [Member] | Series B Preferred Stock [Member]
Dividends Payable, Date Declared		Jul. 03, 2023
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares		$ 0.476563
Dividends Payable, Date to be Paid		Jul. 17, 2023
Dividends Payable, Date of Record		Jul. 14, 2023
Subsequent Event [Member] | Series C Preferred Stock [Member]
Dividends Payable, Date Declared		Jul. 03, 2023
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares		$ 0.531250
Dividends Payable, Date to be Paid		Jul. 17, 2023
Dividends Payable, Date of Record		Jul. 14, 2023
Subsequent Event [Member] | Series E Preferred Stock [Member]
Dividends Payable, Date Declared		Jul. 03, 2023
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares		$ 0.554688
Dividends Payable, Date to be Paid		Jul. 17, 2023
Dividends Payable, Date of Record		Jul. 14, 2023
Subsequent Event [Member] | Series D Preferred Stock [Member]
Dividends Payable, Date Declared		Jul. 03, 2023
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares		$ 0.546875
Dividends Payable, Date to be Paid		Jul. 17, 2023
Dividends Payable, Date of Record		Jul. 14, 2023
Subsequent Event [Member] | Common Stock [Member]
Dividends Payable, Date Declared		Jul. 03, 2023
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares		$ 0.115
Dividends Payable, Date to be Paid		Aug. 07, 2023
Dividends Payable, Date of Record		Jul. 20, 2023